DERIVATIVES ACTIVITIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Credit Derivative
Maximum potential amount of future payments	$ 1,346,494,000,000	$ 1,394,528,000,000
Fair value payable	31,830,000,000	72,491,000,000
Fair value of derivative in liability position	36,000,000,000	33,000,000,000
Fair value of collateral already posted	32,000,000,000	28,000,000,000
Number of rating agencies	3
Additional collateral to be posted	4,000,000,000
Collateral to be segregated	1,100,000,000
Aggregate cash obligations and collateral requirements	5,100,000,000
Credit derivatives purchased
Credit Derivative
Fair value, amounts payable	20,878,000,000	12,361,000,000
Credit derivatives sold
Credit Derivative
Fair value, amounts receivable	19,710,000,000	11,335,000,000
Within 1 year
Credit Derivative
Maximum potential amount of future payments	287,670,000,000	266,723,000,000
Fair value payable	2,388,000,000	3,705,000,000
From 1 to 5 years
Credit Derivative
Maximum potential amount of future payments	965,059,000,000	947,211,000,000
Fair value payable	21,542,000,000	46,596,000,000
After 5 years
Credit Derivative
Maximum potential amount of future payments	93,765,000,000	180,594,000,000
Fair value payable	7,900,000,000	22,190,000,000
Investment grade
Credit Derivative
Maximum potential amount of future payments	637,343,000,000	611,447,000,000
Fair value payable	6,290,000,000	16,913,000,000
Non-investment grade
Credit Derivative
Maximum potential amount of future payments	200,529,000,000	226,939,000,000
Fair value payable	15,591,000,000	28,034,000,000
Not rated
Credit Derivative
Maximum potential amount of future payments	508,622,000,000	556,142,000,000
Fair value payable	9,949,000,000	27,544,000,000
Credit default swaps and options
Credit Derivative
Maximum potential amount of future payments	1,345,162,000,000	1,393,082,000,000
Fair value payable	31,624,000,000	72,358,000,000
Total return swaps and other
Credit Derivative
Maximum potential amount of future payments	1,332,000,000	1,446,000,000
Fair value payable	206,000,000	133,000,000
Bank
Credit Derivative
Maximum potential amount of future payments	863,411,000,000	929,608,000,000
Fair value payable	18,824,000,000	45,920,000,000
Broker-dealer
Credit Derivative
Maximum potential amount of future payments	304,968,000,000	321,293,000,000
Fair value payable	9,193,000,000	19,026,000,000
Non-financial
Credit Derivative
Maximum potential amount of future payments	3,241,000,000	1,048,000,000
Fair value payable	87,000,000	98,000,000
Insurance and other financial institutions
Credit Derivative
Maximum potential amount of future payments	174,874,000,000	142,579,000,000
Fair value payable	$ 3,726,000,000	$ 7,447,000,000